Financing Receivable, Net - Summary of Activities in Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balances	¥ (197,407)	¥ (328,231)	¥ (529,162)
Provision for credit losses	(627,061)	(437,477)	(401,104)
Charge-offs	939,992	791,046	912,260
Recoveries from prior charge-offs	(177,204)	(222,745)	(310,225)
Ending balances	¥ (61,681)	¥ (197,407)	¥ (328,231)